Short term investments (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Short-term Investments
Marketable securities	$ 66,060,012	¥ 472,897,200	¥ 149,583,000